Subsequent Events (Details Narrative) (10-K) - USD ($) $ in Thousands						3 Months Ended	12 Months Ended
	Apr. 21, 2021	Mar. 15, 2021	Jan. 25, 2021	Jun. 09, 2019	Jun. 21, 2015	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Option excerise price							23.00	40.00
Chief Executive Officer [Member]
Option to purchase grant				15,000
Option excerise price				40
Option vested period				4 years
2021 Employee Share Option Plan [Member]
Option to purchase grant						86,392
Option description			The vesting schedules for the New Options were based on the vesting status of the Old Options, except for two grants out of the New Options which were granted as fully vested.
2021 Employee Share Option Plan [Member] | Three Employees [Member]
Option excerise price			40
2021 Employee Share Option Plan [Member] | Employees [Member]
Option to purchase grant			11,325
Option excerise price			40
Option vested period			4 years
Option description			The options shall vest over a four-year period from the grant date in sixteen equal quarterly installments.
2021 Employee Share Option Plan [Member] | Chief Executive Officer [Member]
Option description		75% of the options will vest immediately and the remaining 25% will vest over a one-year period in four equal quarterly installments.
2021 Employee Share Option Plan [Member] | Chief Financial Officer [Member]
Option vested period		4 years
Option description		The options shall vest over a four-year period from the date of the grant in sixteen equal quarterly installments.
2021 Employee Share Option Plan [Member] | Non Employee [Member]
Option to purchase grant		1,800
Option excerise price		40
Option description		450 option shall vest over one-year period, in twelve equal monthly installments, and the remaining 1,350 options shall vest upon the occurrence of the exit event (as defined in the grant agreement).
2015 Employee Share Option Plan [Member]
Option to purchase grant							45,500
Option excerise price							40
Option vested period					10 years
Subsequent Event [Member] | Preferred B Shares [Member] | Second Viola Warrants [Member]
Proceeds from equity financing cost	$ 150
Subsequent Event [Member] | Preferred B Shares [Member] | Next Equity Round [Member]
Proceeds from equity financing cost	$ 10,000
Equity financing, description	The exercise price for Preferred B shares will be determined based on the lowest price such warrant shares were purchased or if the Company consummates an IPO or a financing of at least 10 million dollars ("Next Equity Round") withing 12 months - 85% of the initial "price to Public" or 85% of the lowest price actually paid for the shares issuable in such Next Equity Round.
Subsequent Event [Member] | Maximum [Member] | Preferred B Shares [Member] | First Viola Warrants [Member]
Proceeds from equity financing cost	$ 250
Subsequent Event [Member] | Viola Credit Line Agreement [Member]
Line of credit facility, maximum borrowing capacity	$ 3,000
Line of credit percentage	8.25%
Subsequent Event [Member] | Viola Credit Line Agreement [Member] | Minimum [Member]
Line of credit facility	$ 1,000
Subsequent Event [Member] | 2021 Employee Share Option Plan [Member]
Option to purchase grant			45,500
Option excerise price			40
Subsequent Event [Member] | 2021 Employee Share Option Plan [Member] | Three Employees [Member]
Option to purchase grant			7,000
Subsequent Event [Member] | 2021 Employee Share Option Plan [Member] | Chief Executive Officer [Member]
Option to purchase grant		58,767
Option excerise price		40
Option description		75% of the options will vest immediately and the remaining 25% will vest over a one-year period in four equal quarterly installments.
Subsequent Event [Member] | 2021 Employee Share Option Plan [Member] | Chief Financial Officer [Member]
Option to purchase grant		7,500
Option excerise price		40
Option description		The options shall vest over a four-year period from the date of the grant in sixteen equal quarterly installments.